Summary of Significant Accounting Policies - Schedule of Preparing the Consolidated Financial Statements (Details)	Mar. 31, 2026	Mar. 31, 2025
USD [Member]
Schedule of Preparing the Consolidated Financial Statements [Line Items]
Year-end spot rate	1	1
Average rate	1	1
HK [Member]
Schedule of Preparing the Consolidated Financial Statements [Line Items]
Year-end spot rate	7.839	7.78
Average rate	7.8085	7.7923